FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Exposures (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2021 EUR (€) item
Risk management
Number of countries in which the company operates | item	100		100
Forward foreign exchange contracts
Risk management
Period of time of hedge contracts (in years)	1 year
Percentage of exposure the hedge covers	100.00%		100.00%
Cash flow term (in months)	12 months
Profit or loss term (in months)	12 months
Amount contracted	$ 2,000	$ 2,200
265 million bilateral, term loan facility
Risk management
Amount contracted | €			€ 265
Currency risk | US Dollar
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%		10.00%
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 75
Currency risk | US Dollar | Forward foreign exchange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%		10.00%
Percentage of increase in risk variable used for sensitivity analysis	10.00%		10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ (44)	(48)
Currency risk | Euro
Risk management
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 75	84
Currency risk | Euro | Forward foreign exchange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%		10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ 26	$ 30